Pension Benefits - Summary of Pension benefit expense recognized in profit or loss, defined benefit plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Amounts recognized in net income were as follows:
Net interest cost	$ 19.3	$ 17.2
Pension Benefits [Member]
Amounts recognized in net income were as follows:
Current service cost	16.8	16.5
Past service cost	0.0	49.5
Net interest cost	8.6	7.3
Defined benefit costs recognized	25.4	73.3
Pension Benefits [Member] | Cost of sales [member]
Amounts recognized in net income were as follows:
Defined benefit costs recognized	15.2	59.4
Pension Benefits [Member] | Administrative and selling expenses [Member]
Amounts recognized in net income were as follows:
Defined benefit costs recognized	1.6	6.6
Pension Benefits [Member] | Interest on pension liability [Member]
Amounts recognized in net income were as follows:
Defined benefit costs recognized	$ 8.6	$ 7.3